UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		8/15/2011
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Second quarter 2011

Form 13F Information Table Entry Total:  	59

Form 13F Information Table Value Total:  	$512,994
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES INC		COM			005208103	$1,288		80,560		SH		SOLE	NONE	80,560
ACUITY BRANDS INC	COM			00508Y102	$4,284		76,800		SH		SOLE	NONE	76,800
AGRIUM INC		COM			008916108	$1,755		20,000		SH		SOLE	NONE	20,000
AMERICAN TOWER CORP	CL A			029912201	$27,951		534,126		SH		SOLE	NONE	534,126
BPZ RESOURCES INC	COM			055639108	$738		225,000		SH		SOLE	NONE	225,000
CALPINE CORP		COM NEW			131347304	$1,290		80,000		SH		SOLE	NONE	80,000
CASTLE A M & CO		COM			148411101	$862		51,898		SH		SOLE	NONE	51,898
CERNER CORP		COM			156782104	$24,191		395,854		SH		SOLE	NONE	395,854
CINEMARK HOLDINGS INC	COM			17243V102	$41,956		2,025,900	SH		SOLE	NONE	2,025,900
CITRIX SYS INC		COM			177376100	$8,080		101,000		SH		SOLE	NONE	101,000
CROWN CASTLE INTL CORP	COM			228227104	$3,671		90,000		SH		SOLE	NONE	90,000
CUMMINS INC		COM			231021106	$3,105		30,000		SH		SOLE	NONE	30,000
DELCATH SYS INC		COM			24661P104	$284		55,000		SH		SOLE	NONE	55,000
DRAGONWAVE INC		COM			26144M103	$561		92,700		SH		SOLE	NONE	92,700
ENTERPRISE PRODS PRTS L	COM			293792107	$2,161		50,000		SH		SOLE	NONE	50,000
EQUINIX INC		COM NEW			29444U502	$23,406		231,700		SH		SOLE	NONE	231,700
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	$1,053		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	$558		500,000		PRN		SOLE	NONE	500,000
F5 NETWORKS INC		COM			315616102	$15,413		139,800		SH		SOLE	NONE	139,800
FX ENERGY INC		COM			302695101	$1,229		140,000		SH		SOLE	NONE	140,000
FINISAR CORP		COM NEW			31787A507	$247		13,700		SH		SOLE	NONE	13,700
FLOTEK INDS INC DEL	COM			343389102	$8,156		957,238		SH		SOLE	NONE	957,238
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$1,217		1,250,000	PRN		SOLE	NONE	1,250,000
FORD MTR CO DEL		COM PAR $0.01		345370860	$345		25,000		SH		SOLE	NONE	25,000
FRONTIER OIL CORP	COM			35914P105	$248		7,671		SH		SOLE	NONE	7,671
GENERAL MTRS CO		COM			37045V100	$22,774		750,130		SH		SOLE	NONE	750,130
GENERAL MTRS CO		*W EXP 07/10/201	37045V118	$9,370		437,845		SH		SOLE	NONE	437,845
GENERAL MTRS CO		*W EXP 07/10/201	37045V126	$6,975		437,845		SH		SOLE	NONE	437,845
HOLOGIC INC		COM			436440101	$13,770		682,700		SH		SOLE	NONE	682,700
ILLUMINA INC		COM			452327109	$12,129		161,400		SH		SOLE	NONE	161,400
KODIAK OIL & GAS CORP	COM			50015Q100	$433		75,000		SH		SOLE	NONE	75,000
FOSTER L B CO		COM			350060109	$861		26,160		SH		SOLE	NONE	26,160
MICRON TECHNOLOGY INC	COM			595112103	$13,030		1,742,000	SH		SOLE	NONE	1,742,000
MOHAWK INDS INC		COM			608190104	$12,184		203,100		SH		SOLE	NONE	203,100
MYLAN INC		COM			628530107	$7,329		297,100		SH		SOLE	NONE	297,100
NVIDIA CORP		COM			67066G104	$21,705		1,362,100	SH		SOLE	NONE	1,362,100
NXP SEMICONDUCTORS N V	COM			N6596X109	$24,779		927,000		SH		SOLE	NONE	927,000
NEW YORK TIMES CO	CL A			650111107	$13,915		1,595,700	SH		SOLE	NONE	1,595,700
NUANCE COMMUNICATIONS	COM			67020Y100	$21,695		1,010,470	SH		SOLE	NONE	1,010,470
POTASH CORP SASK INC	COM			73755L107	$2,565		45,000		SH		SOLE	NONE	45,000
QUALCOMM INC		COM			747525103	$6,815		120,000		SH		SOLE	NONE	120,000
QUANTA SVCS INC		COM			74762E102	$26,306		1,302,257	SH		SOLE	NONE	1,302,257
QUICKSILVER RESOURCES	COM			74837R104	$2,192		148,500		SH		SOLE	NONE	148,500
REGAL ENTMT GROUP	CL A			758766109	$33,660		2,725,500	SH		SOLE	NONE	2,725,500
RIVERBED TECHNOLOGY INC	COM			768573107	$3,959		100,000		SH		SOLE	NONE	100,000
ROSETTA RESOURCES INC	COM			777779307	$19,074		370,074		SH		SOLE	NONE	370,074
RYLAND GROUP INC	COM			783764103	$3,306		200,000		SH		SOLE	NONE	200,000
SBA COMMUNICATIONS CORP	COM			78388J106	$4,051		106,085		SH		SOLE	NONE	106,085
SCOTTS MIRACLE GRO CO	CL A			810186106	$6,414		125,000		SH		SOLE	NONE	125,000
SPRINT NEXTEL CORP	COM SER 1		852061100	$539		100,000		SH		SOLE	NONE	100,000
STARBUCKS CORP		COM			855244109	$5,540		140,300		SH		SOLE	NONE	140,300
TECK RESOURCES LTD	CL B			878742204	$3,080		60,700		SH		SOLE	NONE	60,700
TESCO CORP		COM			88157K101	$1,114		57,416		SH		SOLE	NONE	57,416
TOLL BROTHERS INC	COM			889478103	$4,148		200,000		SH		SOLE	NONE	200,000
U S AIRWAYS GROUP INC	COM			90341W108	$5,346		600,000		SH		SOLE	NONE	600,000
UNIT CORP		COM			909218109	$2,620		43,000		SH		SOLE	NONE	43,000
UNITED CONTL HLDGS INC	COM			910047109	$14,710		650,000		SH		SOLE	NONE	650,000
VMWARE INC		CL A COM		928563402	$2,005		20,000		SH		SOLE	NONE	20,000
WALTER ENERGY INC	COM			93317Q105	$10,555		91,151		SH		SOLE	NONE	91,151

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